Fair Value of Financial Instruments, Part 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities available for sale [Abstract]
Total securities available for sale	$ 571,965	$ 620,360
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	35	35
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	571,930	620,325
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	571,965	620,360
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0
Small Business Administration- guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	35	35
Total securities available for sale	35	35
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	137,851	117,266
State and political subdivisions	525	886
Mortgage backed securities and collateralized mortgage obligations - residential	315,983	372,308
Corporate bonds	40,162	40,705
Small Business Administration- guaranteed participation securities	67,059	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	9,700	10,011
Other	650	650
Total securities available for sale	571,930	620,325
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0
Small Business Administration- guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	137,851	117,266
State and political subdivisions	525	886
Mortgage backed securities and collateralized mortgage obligations - residential	315,983	372,308
Corporate bonds	40,162	40,705
Small Business Administration- guaranteed participation securities	67,059	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	9,700	10,011
Other	685	685
Total securities available for sale	$ 571,965	$ 620,360